Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Disclosure Of Interest And Dividends

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Interest received
Financial services revenue	198,310	208,170
Financial income	8,409	6,988
Dividends received
Financial services revenue	19,299	27,075
Financial income	1,559	2,800
Interest paid
Financial services expenses	9,659	6,607
Financial expenses	8,172	8,843

Disclosure of reconciliation of liabilities arising from financing activities

	Yen in millions
	Short-term borrowings	Long-term debt
Balance as of April 1, 2020	66,631	817,919

Net cash flows from financing activities	(18,334)	147,017
Acquisitions through business combinations	—	59
Non-cash items:
Conversion of convertible bonds	—	(78,342)
Obtaining assets by entering into lease contracts	—	56,247
Translation adjustment	106	15,514
Other	4,134	10,630

Total changes	(14,094)	151,125

Balance as of March 31, 2021	52,537	969,044

Net cash flows from financing activities	408	(163,104)
Acquisitions through business combinations	—	8,346
Non-cash items:
Conversion of convertible bonds	—	(14,597)
Obtaining assets by entering into lease contracts	—	121,937
Translation adjustment	1,659	35,652
Other	1,487	(6,045)

Total changes	3,554	(17,811)

Balance as of March 31, 2022	56,091	951,233

Disclosure of cash and cash equivalents

	Yen in millions
	April 1	March 31
	2020	2021	2022
Cash and demand deposits	1,034,265	902,036	1,824,912
Time deposits with original maturities of three months or less	369,428	635,848	72,270
Money market funds	108,830	249,098	71,554
Call loans	—	—	80,900

Total	1,512,523	1,786,982	2,049,636